UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07243
Morgan Stanley Balanced Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: January 31, 2009
Date of reporting period: July 31, 2008

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Balanced Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended July 31, 2008

Total Return for the 6 Months Ended July 31, 2008

Lipper
Mixed-
					Lehman	Asset
					Brothers	Target
				Russell	U.S.	Allocation
				1000®	Government/	Growth
				Value	Credit	Funds
Class A	Class B	Class C	Class I+	Index[1]	Index[2]	Index[3]

–7.27%	–7.64%	–7.56%	–7.15%	–10.29%	–0.91%	–4.85%

+	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The six-month period ended July 31, 2008 was difficult for stock and bond markets. The Federal Reserve (the “Fed”) aggressively sought to stabilize the markets and encourage liquidity through a number of policy measures. In mid-March some investors had hoped the worst of the credit market crisis had passed, leading stocks to rally through mid-May. However, the market gave back those gains in June and July as news from the economic front continued to be dismal. Stagflation (stagnant economic growth combined with rising inflation) became a greater concern as unemployment grew while surging oil prices and a weak dollar put upward pressure on inflation. With the housing market still deteriorating, more mortgage loan defaults and bankruptcies were expected to lead to further writedowns by financial institutions. Lingering questions about the health of the financial sector and a bleak outlook for consumer discretionary stocks drove considerable volatility in those sectors of the market. In contrast, the energy sector and, to a lesser extent, the materials sector still dominated, supported by the strength of their underlying commodity prices.

The fixed income market was tremendously volatile throughout the reporting period. In the first quarter of 2008, concerns about credit and liquidity, the weak housing market and potential for economic recession led investors to shun risky assets in favor of the relatively safe haven of high-quality government securities, boosting the performance of U.S. Treasuries while driving spreads in other sectors considerably wider. Despite a rebound in spread sector performance during the second quarter, the market retreated again in June and July as investors considered new credit concerns in the market.

In the corporate bond market, credit spreads tightened in the second quarter of the year after widening considerably in the first quarter. In fact, the investment grade corporate sector posted its best monthly return on record in April. However, in June and July, investors began demanding additional compensation for owning riskier assets, causing credit spreads to widen again. Within the investment grade sector, industrial and utilities were the top performers while financials continued to lag as many financial institutions recognized significant losses on mortgage-related securities.

Performance Analysis

All share classes of Morgan Stanley Balanced Fund outperformed the Russell 1000® Value Index and underperformed the Lehman Brothers U.S. Government/Credit Index and the Lipper Mixed-Asset

Target Allocation Growth Funds Index for the six months ended July 31, 2008, assuming no deduction of applicable sales charges.

The financials sector, in which the Fund was well positioned, was a key area of outperformance for the Fund relative to the Russell 1000 Value Index. Although the sector lost value on an absolute basis, holdings in insurance stocks declined less than those in the Russell 1000 Value Index during the period. Further, the Fund had lower exposure to banks and regional banks, which were some of the worst performing segments in the financials sector. The health care sector also contributed positively, with a turnaround in the performance of pharmaceuticals stocks. Similarly, a rebound in a software and services holding made the technology sector particularly beneficial to the Fund’s relative performance. The consumer staples sector also added to relative results, due to stock selection and the resulting overweight allocation in the sector. In particular, a large holding in a food and staples retailer performed well because the retailer effectively positioned itself for an economic downturn and saw an increase in consumer shopping at its stores.

However, the Fund did not fare so well in other areas. An underweight allocation in the energy sector hampered relative performance. As energy continued to be the top performing sector in the Russell 1000 Value Index, the Fund’s minimal exposure produced proportionately less gain than that of the Index. Stock selection in the industrials sector was disadvantageous due to the poor performance of an electrical engineering company that announced a large writedown early in 2008. The consumer discretionary sector was another area of weakness during the period, largely in media stocks which suffered in an environment of increased competition.

In the fixed income portion of the Fund, the primary detractor from performance was an allocation to non-agency mortgage securities, a group of securities not represented in the Lehman Brothers U.S. Government/Credit Index. Within this group of securities, the Fund holds CMOs (collateralized mortgage obligations) backed by pools of option adjustable-rate mortgages (ARMs), also known as MTA (moving treasury average) floaters, made primarily to Alt-A borrowers — those who have relatively strong credit but are not considered “prime” borrowers. Unfortunately, as a result of defaults in the subprime market, spreads on all residential and commercial mortgage-backed products widened during the period, hindering performance.

The Fund’s yield-curve positioning, however, was beneficial to performance. We underweighted longer-dated issues and overweighted intermediate-dated issues through the use of interest rate swaps. This strategy helped enhance returns as the spread between intermediate- and long-dated yields widened in the first quarter of the year. Additionally, an underweight position in investment-grade corporate bonds was beneficial given the corporate sector’s underperformance amid ongoing writedowns by many financial institutions during the period. This corporate bond positioning led to an overweight allocation to Treasury securities, which was also beneficial given the flight to quality that persisted throughout much of the period.

As of the end of the reporting period, the Fund held 66 percent in stocks and 34 percent in bonds.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 07/31/08
Federal National Mortgage Assoc.	9.0%
JPMorgan Chase & Co.	3.1
Wal-Mart Stores, Inc.	2.7
U.S. Treasury Securities	2.5
Bayer AG (ADR) (Germany)	2.3
Marsh & McLennan Companies, Inc.	2.2
Time Warner, Inc.	2.0
Schering-Plough Corp.	1.8
Verizon Communications, Inc.	1.7
Citigroup, Inc.	1.7

PORTFOLIO COMPOSITION++ as of 07/31/08
Common Stocks	64.4%
Corporate Bonds	13.2
U.S. Government Agencies & Obligation	10.8
Short-Term Investments	4.5
Collateralized Mortgage Obligations	3.2
Asset-Backed Securities	2.4
Convertible Preferred Stocks	1.2
Foreign Government Obligation	0.2
Put Options Purchased	0.1

++	Does not include open long/short futures contracts with an underlying face amount of $49,347,578 with net unrealized appreciation of $49,773. Also does not include open swap contracts with net unrealized appreciation of $1,754,614.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings are as a percentage of net assets and portfolio composition are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 60 percent of its assets in common stocks and securities convertible into common stocks and at least 25 percent of its assets in fixed-income securities. Within these limitations, the Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., may purchase or sell securities in any proportion it believes desirable based on its assessment of business, economic and investment conditions.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures
and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended July 31, 2008

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 07/28/97)		(since 03/28/95)		(since 07/28/97)
Symbol	BGRAX		BGRBX		BGRCX		BGRDX
1 Year	(9.34)%[4]		(10.00)%[4]		(9.98)%[4]		(9.11)%[4]
	(14.10	) [5]	(14.15	) [5]	(10.80	) [5]	—

5 Years	6.35	[4]	5.53	[4]	5.56	[4]	6.59	[4]
	5.21	[5]	5.21	[5]	5.56	[5]	—

10 Years	4.36	[4]	3.72	[4]	3.58	[4]	4.61	[4]
	3.80	[5]	3.72	[5]	3.58	[5]	—

Since Inception	5.05	[4]	4.46	[4]	7.17	[4]	5.29	[4]
	4.53	[5]	4.46	[5]	7.17	[5]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class I (formerly Class D) has no sales charge.
(1)	The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price -to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mixed-Asset Target Allocation Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Mixed-Asset Target Allocation Growth Funds Index as of the date of this report.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/08 – 07/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period@
	Account Value	Account Value	02/01/08 –
	02/01/08	07/31/08	07/31/08
Class A
Actual (–7.27% return)	$1,000.00	$927.30	$4.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.69	$5.22
Class B
Actual (–7.64% return)	$1,000.00	$923.60	$8.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.96	$8.97
Class C
Actual (–7.56% return)	$1,000.00	$924.40	$8.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.96	$8.97
Class I@@
Actual (–7.15% return)	$1,000.00	$928.50	$3.79
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.93	$3.97

@	Expenses are equal to the Fund’s annualized expense ratios of 1.04%, 1.79%, 1.79% and 0.79% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator (as defined herein) under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund’s management fee and noted that the fee, as a percentage of the Fund’s net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Fund’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and “float” benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Balanced Fund
Portfolio of Investments - July 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (64.4%)
	Aerospace & Defense (1.2%)
57,910	Raytheon Co.	$3,296,816

	Air Freight/Couriers (0.3%)
11,660	FedEx Corp.	919,274

	Airlines (0.3%)
40,900	Continental Airlines, Inc. (Class B) (a)	561,557
23,300	UAL Corp.	193,623

		755,180

	Beverages: Non-Alcoholic (0.9%)
36,920	Coca-Cola Co. (The)	1,901,380
24,627	Dr Pepper Snapple Group Inc.	509,040

		2,410,420

	Cable/Satellite TV (1.1%)
141,453	Comcast Corp. (Class A)	2,916,761

	Casino/Gaming (0.0%)
4,685	Fitzgeralds Gaming Corp. (g)	0

	Chemicals: Major Diversified (2.7%)
72,050	Bayer AG (ADR) (Germany)	6,223,376
24,080	Du Pont (E.I.) de Nemours & Co.	1,054,945

		7,278,321

	Computer Communications (0.6%)
75,880	Cisco Systems, Inc. (a)	1,668,601

	Computer Peripherals (0.2%)
28,460	EMC Corp. (a)	427,185

	Computer Processing Hardware (0.9%)
56,222	Hewlett-Packard Co.	2,518,746

	Department Stores (0.5%)
66,600	MACY’S Inc.	1,252,746

	Discount Stores (2.6%)
123,090	Wal-Mart Stores, Inc.	7,215,536

	Drugstore Chains (0.0%)
88,130	Rite Aid Corp. (a)	112,806

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Portfolio of Investments - July 31, 2008 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Electric Utilities (3.7%)
103,580	American Electric Power Co., Inc.	$4,091,410
16,458	Entergy Corp.	1,759,689
42,390	FirstEnergy Corp.	3,117,785
35,300	NRG Energy, Inc. (a)	1,281,037

		10,249,921

	Electronics/Appliances (0.5%)
34,780	Sony Corp. (ADR) (Japan)	1,310,163

	Finance/Rental/Leasing (0.5%)
30,279	Capital One Financial Corp.	1,267,479

	Financial Conglomerates (4.2%)
140,013	Citigroup, Inc.	2,616,843
203,437	JPMorgan Chase & Co.	8,265,645
79,025	Mizuho Financial Group, Inc. (ADR) (Japan)	751,528

		11,634,016

	Food: Major Diversified (2.5%)
16,069	ConAgra Foods Inc.	348,376
79,387	Kraft Foods Inc. (Class A)	2,526,094
146,410	Unilever N.V. (NY Registered Shares) (Netherlands)	4,057,021

		6,931,491

	Food: Specialty/Candy (1.1%)
62,969	Cadbury PLC (ADR) (United Kingdom)	2,982,842

	Home Improvement Chains (0.4%)
46,800	Home Depot, Inc. (The)	1,115,244

	Household/Personal Care (1.4%)
31,870	Estee Lauder Companies, Inc. (The) (Class A)	1,405,467
16,530	Kimberly-Clark Corp.	955,930
21,500	Procter & Gamble Co. (The)	1,407,820

		3,769,217

	Industrial Conglomerates (2.8%)
104,010	General Electric Co.	2,942,443
23,150	Siemens AG (ADR) (Germany)	2,809,947
40,627	Tyco International Ltd. (ADR) (Bermuda)	1,810,339

		7,562,729

	Insurance Brokers/Services (2.2%)
209,486	Marsh & McLennan Companies, Inc.	5,917,980

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Portfolio of Investments - July 31, 2008 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Integrated Oil (3.3%)
23,300	BP PLC (ADR) (United Kingdom)	$1,431,552
14,466	ConocoPhillips	1,180,715
29,640	Exxon Mobil Corp.	2,383,945
58,000	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	4,105,820

		9,102,032

	Investment Banks/Brokers (1.4%)
58,215	Merrill Lynch & Co., Inc.	1,551,430
100,960	Schwab (Charles) Corp. (The)	2,310,974

		3,862,404

	Investment Trusts/Mutual Funds (1.2%)
156,222	Financial Select Sector SPDR Fund (ETF)	3,379,082

	Life/Health Insurance (0.4%)
93,148	Aegon N.V. (NY Registered Shares) (Netherlands)	1,087,969

	Major Banks (3.0%)
77,619	Bank of America Corp.	2,553,665
42,301	Mitsubishi UFJ Financial Group, Inc. (ADR) (Japan)	371,403
46,966	PNC Financial Services Group	3,348,206
100	Sumitomo Mitsui Financial Group, Inc.	770,450
29,605	SunTrust Banks, Inc.	1,215,581

		8,259,305

	Major Telecommunications (1.6%)
129,647	Verizon Communications, Inc.	4,413,184

	Media Conglomerates (3.2%)
349,060	Time Warner, Inc.	4,998,539
131,586	Viacom Inc. (Class B) (a)	3,675,197

		8,673,736

	Medical Distributors (0.3%)
13,000	Cardinal Health, Inc.	698,490

	Medical Specialties (1.3%)
128,440	Boston Scientific Corp. (a)	1,527,152
41,407	Covidien Ltd.	2,038,881

		3,566,033

	Motor Vehicles (0.3%)
24,963	Harley-Davidson, Inc.	944,600

	Multi-Line Insurance (0.5%)
21,475	Hartford Financial Services Group, Inc. (The)	1,361,300

	Oil & Gas Pipelines (0.3%)
25,470	Williams Companies, Inc. (The)	816,314

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Portfolio of Investments - July 31, 2008 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Oil & Gas Production (1.7%)
13,370	Devon Energy Corp.	$1,268,679
42,360	Occidental Petroleum Corp.	3,339,239

		4,607,918

	Oilfield Services/Equipment (0.4%)
11,920	Schlumberger Ltd. (ADR) (Netherlands Antilles)	1,211,072

	Other Consumer Services (1.0%)
111,140	eBay Inc. (a)	2,797,394

	Packaged Software (0.6%)
28,830	Oracle Corp. (a)	620,710
47,977	Symantec Corp. (a)	1,010,875

		1,631,585

	Pharmaceuticals: Major (7.3%)
71,240	Abbott Laboratories	4,013,662
145,110	Bristol-Myers Squibb Co.	3,064,723
51,450	Novartis AG (ADR) (Switzerland)	3,053,558
33,720	Roche Holdings Ltd. (ADR) (Switzerland)	3,113,199
227,510	Schering-Plough Corp.	4,795,911
46,730	Wyeth	1,893,500

		19,934,553

	Precious Metals (0.6%)
36,790	Newmont Mining Corp.	1,764,448

	Property – Casualty Insurers (2.1%)
55,601	Chubb Corp. (The)	2,671,072
71,253	St. Paul Travelers Companies, Inc. (The)	3,143,682

		5,814,754

	Restaurants (0.5%)
87,080	Starbucks Corp. (a)	1,279,205

	Semiconductors (0.7%)
81,226	Intel Corp.	1,802,405

	Specialty Stores (0.1%)
57,532	Office Depot, Inc. (a)	391,218

	Telecommunication Equipment (0.8%)
342,120	Alcatel-Lucent (ADR) (France)	2,056,141

	Tobacco (1.2%)
49,520	Altria Group, Inc.	1,007,732
42,720	Philip Morris International Inc.	2,206,485

		3,214,217

	Total Common Stocks (Cost $184,679,573)	176,182,833

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Portfolio of Investments - July 31, 2008 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Convertible Preferred Stocks (1.2%)
	Financial Conglomerates (0.5%)
30,500	Citigroup Inc. (Series T) $3.25	$1,349,320

	Major Banks (0.7%)
1,500	Bank of America Corp. (Series L) $72.50	1,399,500
715	Wachovia Corp. Class A (Series L) $75.00	633,332

		2,032,832

	Total Convertible Perferred Stocks (Cost $3,996,420)	3,382,152

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE

	Corporate Bonds (13.2%)
	Accident & Health Insurance (0.0%)
$115	Travelers Companies, Inc. (The)	5.80%	05/15/18	112,121

	Aerospace & Defense (0.1%)
342	Systems 2001 Asset Trust – 144A (Cayman Islands) (b)	6.664	09/15/13	349,194

	Agricultural Commodities/Milling (0.1%)
160	Archer-Daniels-Midland Co.	5.45	03/15/18	154,706

	Airlines (0.1%)
415	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	366,833

	Beverages: Alcoholic (0.3%)
250	FBG Finance Ltd.-144A (Australia) (b)	5.125	06/15/15	232,423
440	Miller Brewing Co. – 144A (b)	4.25	08/15/08	440,157

				672,580

	Biotechnology (0.1%)
205	Amgen Inc.	5.85	06/01/17	205,610
165	Biogen Idec Inc.	6.875	03/01/18	167,529

				373,139

	Broadcasting (0.1%)
200	Grupo elevisa S.A. – 144A (Mexico) (b)	6.00	05/15/18	195,073

	Cable/Satellite TV (0.2%)
75	Comcast Cable Communications, Inc.	6.75	01/30/11	77,628
395	Comcast Corp.	5.70	05/15/18	375,473

				453,101

	Chemicals: Agricultural (0.0%)
45	Monsanto Co.	5.125	04/15/18	44,055

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Portfolio of Investments - July 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Chemicals: Major Diversified (0.1%)
$95	E.I. du Pont de Nemours & Co.	6.00%		07/15/18	$96,314
240	ICI Wilmington Inc.	4.375		12/01/08	240,178

					336,492

	Computer Processing Hardware (0.1%)
190	Dell Inc – 144A (b)	5.65		04/15/18	185,487
75	Hewlett-Packard Co.	5.50		03/01/18	73,820

					259,307

	Department Stores (0.2%)
50	Federated Department Stores, Inc.	6.625		09/01/08	50,034
480	General Electric Capital Corp.	5.625		05/01/18	467,671
80	May Department Stores Co.	5.95		11/01/08	79,981

					597,686

	Discount Stores (0.1%)
260	Wal-Mart Stores, Inc.	4.25		04/15/13	258,884

	Diversified Manufacturing (0.1%)
380	Tyco Electronics Group S.A. (Luxembourg)	5.95		01/15/14	377,237

	Drugstore Chains (0.2%)
50	CVS Caremark Corp.	5.75		06/01/17	48,965
110	CVS Corp.	5.75		08/15/11	112,885
289	CVS Lease Pass Through – 144A (b)	6.036		12/10/28	269,254
85	Walgreen Co.	4.875		08/01/13	84,921

					516,025

	Electric Utilities (1.2%)
320	Arizona Public Service Co.	5.80		06/30/14	305,285
360	Carolina Power & Light Co.	5.125		09/15/13	364,448
95	CenterPoint Energy Resources, Corp.	6.25		02/01/37	84,125
55	CenterPoint Energy Resources, Corp. (Series B)	7.875		04/01/13	58,903
125	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	129,426
200	Consumers Energy Co. (Series H)	4.80		02/17/09	200,555
165	Detroit Edison Co. (The)	6.125		10/01/10	170,901
310	E.ON International Finance BV – 144A (Netherlands) (b)	5.80		04/30/18	305,087
285	Entergy Gulf States, Inc.	3	.082(e)	12/01/09	282,287
210	Israel Electric Corp. Ltd. – 144A (Israel) (b)	7.25		01/15/19	208,383
120	Ohio Edison Co.	6.40		07/15/16	117,760
330	Ohio Power Company (Series K)	6.00		06/01/16	324,802
105	Peco Energy Co.	5.35		03/01/18	102,949
95	PPL Energy Supply L.L.C.	6.30		07/15/13	95,403
205	Public Service Electric & Gas Co. (Series B)	5.00		01/01/13	206,618

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Portfolio of Investments - July 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$140	Texas Eastern Transmission	7.00%	07/15/32	$134,737
110	Union Electric Co.	6.70	02/01/19	111,187

				3,202,856

	Electrical Products (0.1%)
340	Cooper Industries, Inc.	5.25	11/15/12	341,975

	Electronic Components (0.1%)
245	Phillps Electronic N.V. (Netherlands)	5.75	03/11/18	242,390

	Electronic Equipment/Instruments (0.1%)
135	Xerox Corp.	6.35	05/15/18	130,825

	Electronic Production Equipment (0.1%)
175	KLA-Tencor Corp.	6.90	05/01/18	171,284

	Electronics/Appliances (0.1%)
150	LG Electronics Inc. – 144A (South Korea) (b)	5.00	06/17/10	148,324

	Finance (0.0%)
100	Pearson Dollar Finance Two PLC – 144A (United Kingdom) (b)	6.25	05/06/18	97,457

	Finance/Rental/Leasing (0.2%)
290	CIT Group Inc. (Series MTN)	4.75	08/15/08	289,586
385	Nationwide Building Society – 144A (United Kingdom) (b)	4.25	02/01/10	379,295

				668,881

	Financial Conglomerates (0.8%)
1,000	Associates Corp. of North America	6.25	11/01/08	1,006,136
55	Bank One Corp. (Series A)	6.00	02/17/09	55,269
55	Brookfield Asset Management Inc. (Canada)	5.80	04/25/17	49,228
215	Citigroup Inc.	5.875	05/29/37	178,654
285	Citigroup Inc.	6.125	11/21/17	273,651
140	Citigroup Inc.	6.125	05/15/18	134,237
265	JPMorgan Chase & Co.	4.75	05/01/13	255,794
100	JPMorgan Chase & Co.	6.00	01/15/18	97,196
80	Prudential Financial, Inc.	6.625	12/01/37	74,541

				2,124,706

	Food Retail (0.1%)
45	Delhaize America, Inc.	9.00	04/15/31	51,836
90	Kroger Co. (The)	5.00	04/15/13	88,533
20	Kroger Co. (The)	6.40	08/15/17	20,474

				160,843

	Food: Major Diversified (0.2%)
170	ConAgra Foods, Inc.	7.00	10/01/28	165,774

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Portfolio of Investments - July 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$55	ConAgra Foods, Inc.	8.25%		09/15/30	$60,976
65	General Mills, Inc.	5.25		08/15/13	64,860
235	Draft Foods Inc.	6.125		08/23/18	229,557

					521,167

	Foods & Beverages (0.0%)
85	Dr Pepper Snapple Group, Inc. – 144A (b)	6.82		05/01/18	85,618

	Gas Distributors (0.2%)
55	Equitable Resources, Inc.	6.50		04/01/18	55,166
260	NiSource Finance Corp.	3	.208(e)	11/23/09	252,899
120	NiSource Finance Corp.	6.80		01/15/19	117,019
170	Questar Market Resources, Inc.	6.80		04/01/18	169,941

					595,025

	Home Improvement Chains (0.2%)
460	Home Depot, Inc. (The)	2	.901(e)	12/16/09	450,733
155	Home Depot, Inc. (The)	5.40		03/01/16	141,874

					592,607

	Hotels/Resorts/Cruiselines (0.1%)
140	Starwood Hotels & Resorts Worldwide, Inc.	6.75		05/15/18	126,887

	Industrial Conglomerates (0.5%)
975	General Electric Co.	5.25		12/06/17	946,308
150	Honeywell International Inc.	5.30		03/01/18	146,748
180	Textron Financial Corp. (Series MTN)	5.125		02/03/11	179,861

					1,272,917

	Industrial Machinery (0.0%)
130	Parker Hannifin Corp. (Series MTN)	5.50		05/15/18	130,176

	Industrial Specialties (0.1%)
140	Cox Communications, Inc. – 144A (b)	6.25		06/01/18	138,122

	Insurance Brokers/Services (0.2%)
700	Farmers Exchange Capital – 144A (b)	7.05		07/15/28	576,950

	Integrated Oil (0.2%)
280	ConcoPhillips	5.20		05/15/18	277,121
160	Marathon Oil Corp.	6.00		10/01/17	158,268
135	Petro-Canada (Canada)	6.05		05/15/18	132,683

					568,072

	Investment Banks/Brokers (0.7%)
190	Bear Stearns Companies, Inc. (The)	6.40		10/02/17	186,393
205	Bear Stearns Companies, Inc. (The)	7.25		02/01/18	213,471
245	Goldman Sachs Group, Inc. (The)	6.15		04/01/18	236,431
530	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	469,820

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Portfolio of Investments - July 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$105	Lehman Brothers Holdings, Inc.	5.75%		01/03/17	$90,666
210	Lehman Brothers Holdings, Inc.	6.50		07/19/17	189,862
470	Lehman Brothers Holdings, Inc.	6.875		07/17/37	390,579
210	NYSE Euronext	4.80		06/28/13	207,934

					1,985,156

	Major Banks (1.3%)
390	Bank of America Corp.	5.65		05/01/18	364,711
185	Bank of America Corp.	5.75		12/01/17	173,891
130	Bank of New York Mellon Corp. (Series MTN)	4.50		04/01/13	125,222
425	Credit Suisse New York	6.00		02/15/18	407,654
225	HBOS PLC – 144A (United Kingdom) (b)	6.75		05/21/18	203,202
225	HSBC Finance Corp.	6.75		05/15/11	233,742
250	Huntington National Bank (Series T)	4.375		01/15/10	237,972
175	Popular North America, Inc. (Series F)	5.65		04/15/09	173,169
585	Unicredit Luxembourg Finance S.A. – 144A (Luxembourg) (b)	2.846		10/24/08	584,710
575	Wachoiva Corp. (Series MTN)	5.50		05/01/13	531,433
420	Wells Fargo & Co.	5.625		12/11/17	401,001

					3,436,707

	Major Telecommunications (0.9%)
65	AT&T Corp.	8.00		11/15/31	74,033
385	AT&T Inc.	6.30		01/15/38	363,369
120	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.25		06/15/30	133,878
265	France Telecom S.A. (France)	8.50		03/01/31	314,473
230	SBC Communications, Inc.	6.15		09/15/34	213,651
200	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	197,064
210	Telecom Italia Capital SA (Luxembourg)	4.00		11/15/08	210,000
80	Telecom Italia Capital SA (Luxembourg)	4.95		09/30/14	73,383
85	Telecom Italia Capital SA (Luxembourg)	6.999		06/04/18	84,649
260	Telefonica Europe BV (Netherlands)	8.25		09/15/30	295,264
230	Verzon Communications Inc.	5.50		02/15/18	220,358
400	Verizon New England Inc.	6.50		09/15/11	410,714

					2,590,836

	Managed Health Care (0.0%)
140	Unitedhealth Group Inc.	6.00		02/15/18	134,172

	Media Conglomerates (0.4%)
140	Time Warner Cable, Inc.	6.75		07/01/18	141,437
355	Time Warner, Inc.	2	.915(e)	11/13/09	347,000
95	Time Warner, Inc.	5.875		11/15/16	89,175

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Portfolio of Investments - July 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$245	Viacom, Inc.	6.875%	04/30/36	$221,142
240	Vivendi – 144A (France) (b)	6.625	04/04/18	234,448

				1,033,202

	Medical Specialties (0.2%)
110	Baxter International Inc.	4.625	03/15/15	105,992
135	Baxter International Inc.	5.375	06/01/18	132,964
180	Covidien International Finance SA – 144A (Luxembourg) (b)	6.00	10/15/17	180,410

				419,366

	Motor Vehicles (0.1%)
175	DaimlerChryster North American Holdings Co.	8.50	01/18/31	187,778
140	Harley-Davidson Funding Corp. – 144A (b)	6.80	06/15/18	135,541

				323,319

	Multi-Line Insurance (0.3%)
590	AIG SunAmerica Global Financing VI – 144A (b)	6.30	05/10/11	588,240
20	American General Finance Corp. (Series I)	4.625	05/15/09	19,697
290	American General Finance Corp. (Series H)	4.625	09/01/10	271,281

				879,218

	Oil & Gas Pipelines (0.2%)
100	Gaz Capital S.A. – 144A (Luxembourg) (b)	6.51	03/07/22	88,400
115	Kinder Morgan Energy Partners. L.P.	5.95	02/15/18	112,106
290	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	270,837

				471,343

	Oil & Gas Production (0.1%)
220	XTO Energy, Inc.	5.50	06/15/18	206,354

	Oil Refining/Marketing (0.1%)
90	Marathon Oil Corp.	5.90	03/15/18	87,711
245	Valero Energy Corp.	3.50	04/01/09	244,527

				332,238

	Oilfield Services/Equipment (0.0%)
120	Wealtherford International Ltd. (Bermuda)	6.00	03/15/18	118,657

	Other Metals/Minerals (0.2%)
405	Brascan Corp. (Canada)	7.125	06/15/12	410,067
180	Rio Tinto Finance Ltd. (Australia)	6.50	07/15/18	180,827

				590,894

	Packaged Software (0.1%)
245	Oracle Corp.	5.75	04/15/18	244,884

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Portfolio of Investments - July 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Pharmaceuticals: Major (0.3%)
$165	AstraSeneca PLC (United Kingdom)	5.90%		09/15/17	$169,955
275	Bristol-Myers Squibb Co.	5.45		05/01/18	271,808
255	GlaxoSmithKline Capital Inc.	5.65		05/15/18	255,449
100	Wyeth	5.45		04/01/17	99,890
35	Wyeth	5.50		02/15/16	35,040

					832,142

	Property-Casualty Insurers (0.7%)
135	ACE INA Holdings Inc.	5.60		05/15/15	131,299
370	Berkshire Hathaway Finance Corp. – 144A (b)	5.40		05/15/18	364,488
35	Chubb Corp.	5.75		05/15/18	33,727
660	Mantis Reef Ltd. – 144A (Cayman Islands) (b)	4.692		11/14/08	658,227
135	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	127,072
630	Xlliac Global Funding – 144A (b)	4.80		08/10/10	609,780

					1,924,593

	Railroads (0.1%)
210	Burlington Santa Fe Corp.	6.125		03/15/09	211,720
40	Canadian National Railway Co. (Canada)	5.55		05/15/18	39,095
100	Korea Railroad Corp. – 144A (Korea) (b)	5.375		05/15/13	99,067

					349,882

	Real Estate Development (0.3%)
526	World Financial Properties – 144A (b)	6.91		09/01/13	521,475
284	World Financial Properties – 144A (b)	6.95		09/01/13	280,256

					801,731

	Real Estate Investment Trusts (0.1%)
180	iStar Financial Inc.	3	.027(e)	03/09/10	141,370
55	Prologis	6.625		05/15/18	51,178

					192,548

	Restaurants (0.1%)
255	Tricon Global Restaurants, Inc.	8.875		04/15/11	274,616

	Savings Banks (0.4%)
60	Household Finance Corp.	4.125		12/15/08	59,947
175	Household Finance Corp.	5.875		02/01/09	176,175
135	Household Finance Corp.	6.375		10/15/11	138,337
580	Sovereign Bancorp, Inc.	3	.031(e)	03/23/10	488,916
290	Washington Mutual Bank	5.50		01/15/13	200,281
225	Washington Mutual Inc.	8.25		04/01/10	146,298

					1,209,954

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Portfolio of Investments - July 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Services to the Health Industry (0.1%)
$145	Medco Health Solutions Inc.	7.125%	03/15/18	$148,734

	Specialty Steels (0.0%)
110	GTL Trade Finance Inc. – 144A (Virgin Islands) (b)	7.25	10/20/17	109,720

	Steel (0.1%)
170	ArcelorMittal – 144A (Luxembourg) (b)	6.125	06/01/18	163,547

	Tobacco (0.1%)
240	Philip Morris International Inc.	5.65	05/16/18	232,879

	Wireless Telecommunications (0.0%)
80	Vodafone Group PLC	5.625	02/27/17	76,946

	Total Corporate Bonds (Cost $37,351,874)			36,047,153

	U.S. Government Agency & Obligation (2.7%)
550	Federal Home Loan Mortgage Corp.	5.125	11/17/17	571,103
6,250	U.S. Treasury Bond	5.375	02/15/31	6,869,631

	Total U.S. Government Agency & Obligation (Cost $7,470,317)			7,440,734

	Foreign Government Obligation (0.3%)
565	Federation Republic of Brazil (Brazil) (Cost $576,855)	6.00	01/17/17	578,560

	Mortgage-Backed Securities (8.1%)
27	Federal Home Loan Mortgage Corp.	7.50	06/01/11-08/01/11	28,216
	Federal Home Loan Mortgage Corp. Gold
115		6.50	01/01/31	119,508
232		7.50	10/01/29-06/01/32	249,492
	Federal National Mortgage Assoc.
523		6.50	07/01/32-08/01/32	540,743
1,820		7.00	07/01/18-11/01/34	1,921,675
450		7.00	(c)	469,037
1,403		7.50	08/01/23-09/01/35	1,510,501
457		8.00	05/01/24-02/01/32	494,162
		9.50	12/01/20	7,181
49	Federal National Mortgage Assoc. Dwarfs	7.00	07/01/11-06/01/12	51,928
	Federal National Mortgage Assoc. (ARM)
2,110		5.766	01/01/36	2,162,076
2,047		5.772	01/01/36	2,097,145
945		5.783	03/01/36	966,312
1,007		5.819	12/01/35	1,033,453
1,034		5.832	10/01/35	1,060,524
864		5.833	11/01/35	886,910
806		5.872	03/01/36	824,666
957		6.232	05/01/36	970,487
904		6.247	05/01/36	914,974

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Portfolio of Investments - July 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$2,042		6.248%	04/01/36	$2,082,944
746		6.257	05/01/36	761,741
956		6.286	07/01/36	966,342
634		6.291	07/01/36	642,178
1,236		6.302	04/01/36	1,252,746
	General National Mortgage Assoc.
92		7.50	08/15/23-06/15/27	98,482
86		8.00	04/15/26-08/15/26	93,751

	Total Mortgage-Backed Securities (Cost $22,258,020)			22,207,174

	Asset-Backed Securities (2.4%)
	Capital Auto Receivables Asset Trust
834	2006-2 A3A	4.98	05/15/11	843,483
121	2006-SN1A A3-144A (b)	5.31	10/20/09	120,771
875	2007-SN1 A3B	2.531	07/15/10	871,923
	Caterpillar Financial Asset Trust
142	2006-A A3	5.57	05/25/10	143,533
	Citibank Credit Card Issuance Trust
825	2007-A1 A1	2.791	03/22/12	815,409
	CNH Equipment Trust
96	2005-B A3	4.27	01/15/10	96,462
	Ford Credit Auto Owner Trust
199	2006-A A3	5.05	03/15/10	200,117
	GE Equipment Small Ticket LLC
211	2005-2A A3-144A (b)	4.88	10/22/09	211,085
	GS Auto Loan Trust
164	2006-1 A3	5.37	12/15/10	165,341
	Harley-Davidson Motorcycle Trust
788	2005-1 A2	3.76	12/17/12	790,604
542	2005-2 A2	4.07	02/15/12	545,175
119	2005-3 A2	4.41	06/15/12	120,160
	Hertz Vehicle Financing LLC
650	2005-2A A2-144A (b)	4.93	02/25/10	648,485
	Honda Auto Receivables Owner Trust
172	2005-6 A3	4.85	10/19/09	172,865
	Hyundai Auto Receivables Trust
54	2005-A A3	3.98	11/16/09	54,276
	MBNA Master Credit Card Trust
290	1999-B A	5.90	08/15/11	294,688
	National City Auto Receivables Trust
167	2004-A A4	2.88	05/15/11	167,505
	Nissan Auto Receivables Owner Trust
39	2005-B A3	3.99	07/15/09	39,262

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Portfolio of Investments - July 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	TXU Electric Delivery Transition Bond Co. LLC
$250	2004-1 A2	4.81%		11/17/14	$248,825
	Volkswagen Auto Loan Enhanced Trust
4	2005-1 A3	4.80		07/20/09	4,436
	Wachovia Auto Owner Trust
12	2005-B A3	4.79		04/20/10	12,253

	Total Asset-Backed Securities (Cost $6,548,245)				6,566,658

	Collateralized Mortgage Obligations (3.2%)
	U.S. Government Agencies (1.3%)
	Federal Home Loan Mortgage Corp.
536	Whole Loan 2005-S001 2A2	2	.611(e)	09/25/45	527,465
	Federal National Mortgage Assoc.
2,142	2005-68 XI (IO)	6.00		08/25/35	701,222
960	2006-118 A2	2	.521(e)	12/25/36	924,055
779	2006-28 1A1	2	.571(e)	03/25/36	761,294
8,465	2006-59 IP (IO)	3	.469(e)	07/25/36	338,606
9,104	2006-28 1P (IO)	4	.248(e)	03/25/36	221,916

					3,474,558

	Private Issues (1.9%)
	Adjustable Rate Mortgage Trust
502	2005- 6A 2A1	2	.771(e)	11/25/35	326,890
	Alliance Bancorp trust
683	2007-OA1 A1	2	.701(e)	07/25/37	450,152
	American Home Mortgage Investment Trust
811	2007-1 GA1C	2	.651(e)	05/25/47	504,470
	American Home Mortgage Assets
542	2006-5 A2	4	.261(e)	11/25/46	197,695
622	2006-2 2A2	2	.691(e)	09/25/46	228,308
553	2007-5 A2	2	.701(e)	06/25/47	201,386
368	2007-5 A3	2	.761(e)	06/25/47	83,082
	Bear Stearns Mortgage Funding Trust
559	2006-AR4 A1	2	.671(e)	12/25/36	340,464
668	2006-AR5 1A2	2	.671(e)	12/25/36	271,318
588	2007-AR1 1A2	2	.671(e)	01/25/37	227,232
	Countrywide Alternative Loan Trust
862	2007-OA8 2A2	2	.691(e)	06/25/47	316,752
352	2006-OA17 1A3	2	.758(e)	12/20/46	116,724
3,342	2006-OA17 1XP (IO)	3	.655(e)	12/20/46	137,858
4,524	2006-OA21 X (IO)	3	.706(e)	03/20/47	197,947
585	2007-OA10 2A1	2	.711(e)	09/25/47	355,279

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Portfolio of Investments - July 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Countrywide Home Loans
$2,268	2004-25 2X (IO)	3	.045(e)%	02/25/35	$38,330
	GS Mortgage Securities Corp.
1,086	2006-OA1R A	3	.401(e)	08/25/35	16,944
	Harborview Mortgage Loan Trust
9	2006-14 2A1A	2	.608(e)	03/19/38	537
200	2006-SB1 M1	2	.838(e)	12/19/36	18,720
	Residential Accredit Loans, Inc.
300	2007-QO4 A3	2	.761(e)	05/25/47	86,149
654	2007-QO3 A3	2	.721(e)	03/25/47	163,797
	Structured Adjustable Rate Mortgage Loan
461	2005-16XS A1	2	.801(e)	08/25/35	340,875
	WAMU Mortgage Pass-Through Certificates
909	2007-OA6 CA1B	2	.691(e)	07/25/47	277,420
396	2005-AR13 A1A2	4	.741(e)	10/25/45	268,538
150	2006-AR5 A1B3	2	.811(e)	06/25/46	27,822

					5,194,689

	Total Collateralized Mortgage Obligations (Cost $13,617,546)				8,669,247

NUMBER OF
CONTRACTS

	Call Options Purchased (0.0%)
182	90 day Euro$ Futures September/2009 @ 96.75 (Cost$157,457)				176,312

PRINCIPAL
AMOUNT IN
THOUSANDS

	Short-Term Investments (4.5%)
	U.S. Government Obligation (d) (f) (0.2%)
650	U.S. Treasury Bill (Cost $648,075)	1.60		10/09/08	648,007

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Portfolio of Investments - July 31, 2008 (unaudited) continued

NUMBER OF
SHARES (000)			VALUE

	Investment Company (h) (4.3%)
11,734	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $11,733,774)		$11,733,774

	Total Short-Term Investments (Cost $12,381,849)		12,381,781

	Total Investments (Cost $289,038,156) (i) (j)	100.0%	273,632,604
	Other Assets in Excess of Liabilities	0.0	185,793
	Total Written Options Outstanding (Premium Received $90,518)	0.0	(97,825)

	Net Assets	100.0%	$273,720,572

ADR	American depositary receipt.
ARM	Adjustable rate mortgage.
ETF	Exchange-trade fund.
IO	Interest only security.
(a)	Non-income producing security.
(b)	Resale is restricted to qualified institutional investors.
(c)	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(d)	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $154,373.
(e)	Floating Rate security, rate shown is the rate in effect at July 31, 2008.
(f)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(g)	A security with a total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general spuervision of the Fund’s Trustees.
(h)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio- Institutional Class.
(i)	Securities have been designated as collateral in an amount equal to $25,547,025 in connection with securities purchased on a forward commitment basis, open futures and swap contracts.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $19,084,612 and the aggregate gross unrealized depreciation is $34,490,164 resulting in net unrealized depreciation of $15,405,552.

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Portfolio of Investments - July 31, 2008 (unaudited) continued

Futures Contracts Open at July 31, 2008:

		DESCRIPTION,		UNREALIZED
NUMBER OF		DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

35	Long	U.S. Treasury Note 5 Year, September 2008	$3,896,758	$11,160
18	Long	U.S. Treasury Note 2 Year, September 2008	3,816,000	28,102
13	Long	90 Day Euro$ June 2009	3,144,050	37,279
11	Long	90 Day Euro$ March 2009	2,665,163	49,955
22	Long	U.S. Treasury Bond 20 Year, September 2008	2,541,000	13,267
10	Long	90 Day Euro$ September 2008	2,429,750	50,664
10	Long	90 Day Euro$ December 2008	2,425,125	46,539
8	Long	90 Day Euro$ June 2010	1,914,500	9,179
3	Short	90 Day Euro$ March 2010	(719,400)	(5,033)
6	Short	90 Day Euro$ December 2009	(1,442,400)	(13,489)
7	Short	90 Day Euro$ September 2009	(1,688,400)	(4,081)
90	Short	U.S. Treasury Note 10 Year, September 2008	(10,334,532)	(95,939)
112	Short	Swap Futures 10 Year, September 2008	(12,330,500)	(77,830)

		Net Unrealized Appreciation		$49,773

Options Written at July 31, 2008:

NUMBER OF			STRIKE	EXPIRATION
CONTRACTS	DESCRIPTION		PRICE	DATE	PREMIUM	VALUE

182	Call options on 90 day Euro$	Futures	$97.25	September 2009	$90,518	$97,825

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Portfolio of Investments - July 31, 2008 (unaudited) continued

Credit Default Swap Contracts Open at July 31, 2008:

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)
Credit Suisse International Arrow Electronics, Inc.	Buy	$280	1.00%	March 20, 2015	$(4,678)
Goldman Sachs International Avalonbay Communities Inc.	Buy	95	3.05	March 20, 2013	(4,458)
Merrill Lynch International Carnival Corp.	Buy	115	1.57	March 20, 2018	(1,742)
Merrill Lynch International Carnival Corp.	Buy	100	1.60	March 20, 2018	(1,535)
Goldman Sachs International Coca-Cola Enterprises Inc.	Buy	390	0.588	March 20, 2013	(2,673)
Goldman Sachs International Chubb Corp.	Buy	300	0.10	March 20, 2012	4,271
Goldman Sachs International Dell Inc.	Buy	330	0.22	March 20, 2012	4,246
Goldman Sachs International Dow Jones Index	Sell	235	0.60	December 20, 2012	(313)
JPMorgan Chase Bank N.A. New York Dow Jones Index	Sell	760	0.60	December 20, 2012	3,511
Lehman Brothers Special Financing Inc. Dow Jones Index	Sell	230	0.60	December 20, 2012	(1,813)
Lehman Brothers Special Financing Inc. Dow Jones Index	Sell	465	0.60	December 20, 2012	(4,958)
Goldman Sachs International Dow Jones Index	Sell	400	0.80	December 20, 2012	1,468
Goldman Sachs International Dow Jones Index	Sell	505	1.55	June 20, 2013	1,979
Citibank, N.A., New York Eaton Corp.	Buy	110	0.82	March 20, 2018	302
Merrill Lynch International Eaton Corp.	Buy	145	0.92	March 20, 2018	(696)
Goldman Sachs International Eaton Corp.	Buy	120	0.97	March 20, 2018	(1,029)
UBS AG Eli Lilly & Co.	Buy	315	0.30	March 20, 2013	(1,372)
Goldman Sachs International Eli Lilly & Co.	Buy	80	0.33	March 20, 2013	(451)

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Portfolio of Investments - July 31, 2008 (unaudited) continued

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)
Lehman Brothers Special Financing Inc. Goodrich Corp.	Buy	$105	0.46%	March 20, 2018	$1,665
Goldman Sachs International Goodrich Corp.	Buy	150	0.47	March 20, 2018	2,264
Bank of America, N.A. Goodrich Corp.	Buy	130	0.70	March 20, 2013	(773)
Bank of America, N.A. Goodrich Corp.	Buy	90	0.82	March 20, 2018	(1,046)
Goldman Sachs International Hartford Financial Services Group, Inc.	Buy	650	0.12	December 20, 2011	16,574
UBS AG Martin Marietta Materials, Inc.	Buy	90	1.73	March 20, 2018	271
UBS AG Martin Marietta Materials, Inc.	Buy	90	1.78	March 20, 2013	1,089
Bank of America, N.A. Nordstrom, Inc.	Buy	140	1.03	March 20, 2018	2,823
JPMorgan Chase Bank N.A. New York Nordstrom, Inc.	Buy	135	1.07	March 20, 2018	2,327
JPMorgan Chase Bank N.A. New York Pepsi Bottling Group, Inc.	Buy	100	0.58	March 20, 2013	(320)
JPMorgan Chase Bank N.A. New York Pepsi Bottling Group, Inc.	Buy	140	0.63	March 20, 2013	(744)
Goldman Sachs International Prologis	Buy	55	3.33	March 20, 2013	(1,442)
Goldman Sachs International Sealed Air Corp.	Buy	105	1.08	March 20, 2018	5,268
Bank of America, N.A. Sealed Air Corp.	Buy	40	1.12	March 20, 2018	1,894
Goldman Sachs International Sealed Air Corp.	Buy	50	1.24	March 20, 2018	1,945
Bank of America, N.A. Textron Financial Corp.	Buy	125	0.80	March 20, 2018	2,840
UBS AG Textron Financial Corp.	Buy	85	1.01	March 20, 2013	525
Goldman Sachs International Textron Financial Corp.	Buy	200	1.05	March 20, 2013	758
UBS AG Textron Financial Corp	Buy	215	1.06	March 20, 2013	(2,960)

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Portfolio of Investments - July 31, 2008 (unaudited) continued

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)
Citibank, N.A., New York Tyco Electronics Ltd.	Buy	$133	0.43%	March 20, 2012	$2,323
Citibank, N.A., New York Tyco Electronics Ltd.	Buy	260	0.43	March 20, 2012	4,531
Goldman Sachs International Union Pacific Corp.	Buy	325	0.20	December 20, 2011	2,444
Bank of America, N.A. Yum! Brands, Inc.	Buy	255	1.18	March 20, 2013	(1,905)

	Net Unrealized Appreciation				$30,410

Interest Rate Swap Contracts Open at July 31, 2008:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND	DATE	(DEPRECIATION)

Bank of America N.A. New York	$6,575	Fixed Rate 4.148%	Floating Rate 2.677#	June 9, 2013	$(4,734)
Bank of America N.A. New York	1,779	Fixed Rate 5.37	Floating Rate 3.08#	February 12, 2018	6,653
Bank of America N.A. New York	3,260	Fixed Rate 5.593	Floating Rate 0.00#	February 19, 2018	38,109
Bank of America N.A. New York	1,910	Fixed Rate 5.07	Floating Rate 0.00#	April 14, 2018	(14,994)
Bank of America N.A. New York	1,735	Fixed Rate 4.983	Floating Rate 0.00#	April 15, 2018	(19,050)
Bank of America N.A. New York	9,278	Fixed Rate 5.558	Floating Rate 0.00#	July 24, 2023	9,000
Citibank N.A. New York	2,900	Fixed Rate 5.338	Floating Rate 2.638#	May 24, 2017	157,528
Citibank N.A. New York	3,500	Fixed Rate 5.448	Floating Rate 2.734#	August 9, 2017	217,735
Citibank N.A. New York	7,000	Fixed Rate 5.239	Floating Rate 2.808#	September 27, 2017	323,470
Citibank N.A. New York	900	Fixed Rate 4.648	Floating Rate 2.638#	February 27, 2018	(513)
Deutsche Bank AG, New York	3,600	Fixed Rate 5.389	Floating Rate 2.638#	May 25, 2017	208,980
Deutsche Bank AG, New York	EUR 4,868	Fixed Rate 4.957	Floating Rate 0.00	July 24, 2018	33,942
Deutsche Bank AG, New York	6,100	Fixed Rate 5.268	Floating Rate 5.13	July 3, 2023	35,111
Deutsche Bank AG, New York	3,200	Fixed Rate 5.239	Floating Rate 0.00	July 9, 2023	14,376
Deutsche Bank AG, New York	2,910	Fixed Rate 5.24	Floating Rate 0.00	July 10, 2023	13,209
Goldman Sachs Group Inc.	$3,320	Fixed Rate 5.565	Floating Rate 0.00#	February 27, 2018	35,126
Goldman Sachs Group Inc.	6,665	Fixed Rate 5.63	Floating Rate 0.00#	February 28, 2018	86,112
JPMorgan Chase Bank N.A. New York	5,450	Fixed Rate 4.07	Floating Rate 2.72#	May 16, 2013	(19,021)
JPMorgan Chase Bank N.A. New York	6,850	Fixed Rate 5.34	Floating Rate 2.638#	May 24, 2017	373,325
JPMorgan Chase Bank N.A. New York	4,300	Fixed Rate 5.448	Floating Rate 2.644#	May 29, 2017	268,019
JPMorgan Chase Bank N.A. New York	3,900	Fixed Rate 5.088	Floating Rate 2.691#	September 11, 2017	136,890
Merrill Lynch & Co Inc.	2,315	Fixed Rate 5.00	Floating Rate 0.00#	April 15, 2018	(23,983)
Bank of America N.A. New York	7,222	Floating Rate 0.00#	Fixed Rate 5.38	July 24, 2018	(14,588)
Bank of America N.A. New York	3,800	Floating Rate 2.791#	Fixed Rate 4.67	August 4, 2018	—
Bank of America N.A. New York	2,283	Floating Rate 3.08#	Fixed Rate 5.815	February 12, 2023	(18,059)
Bank of America N.A. New York	4,210	Floating Rate 0.00#	Fixed Rate 6.03	February 19, 2023	(58,309)
Bank of America N.A. New York	2,445	Floating Rate 0.00#	Fixed Rate 5.47	April 14, 2023	3,765
Bank of America N.A. New York	2,070	Floating Rate 0.00#	Fixed Rate 5.38	April 15, 2023	8,280
Deutsche Bank AG, New York	EUR 4,870	Floating Rate 5.13	Fixed Rate 4.934	July 1, 2018	(28,942)
Deutsche Bank AG, New York	2,550	Floating Rate 0.00	Fixed Rate 4.861	July 9, 2018	(4,932)

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Portfolio of Investments - July 31, 2008 (unaudited) continued

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND	DATE	(DEPRECIATION)

Deutsche Bank AG, New York	EUR 2,315	Floating Rate 0.00%	Fixed Rate 4.86%	July 10, 2018	$(4,333)
Deutsche Bank AG, New York	6,105	Floating Rate 0.00	Fixed Rate 5.188	July 24, 2023	(13,999)
Goldman Sachs Group Inc.	$4,265	Floating Rate 0.00#	Fixed Rate 5.96	February 27, 2023	(50,838)
Goldman Sachs Group Inc.	8,555	Floating Rate 0.00#	Fixed Rate 6.035	February 28, 2023	(119,599)
JPMorgan Chase Bank N.A. New York	6,900	Floating Rate 2.873#	Fixed Rate 4.408	May 1, 2018	140,001
Merrill Lynch & Co Inc.	2,915	Floating Rate 0.00#	Fixed Rate 5.395	April 15, 2023	10,467

	Net Unrealized Appreciation				$1,724,204

EUR	Euro.
#	Floating rate represents USD-3 Months LIBOR.
Floating rate represents EUR-3 Months EURIBOR.

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Financial Statements

Statement of Assets and Liabilities
July 31, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $277,304,382)	$261,898,830
Investment in affiliate, at value (cost $11,733,774)	11,733,774
Unrealized appreciation on open swap contracts	2,185,416
Receivable for:
Investments sold	2,267,456
Interest	847,025
Periodic interest on open swap contracts	625,969
Dividends	275,491
Shares of beneficial interest sold	27,619
Dividends from affiliate	21,116
Principal paydowns	406
Prepaid expenses and other assets	37,454

Total Assets	279,920,556

Liabilities:
Unrealized depreciation on open swap contracts	430,802
Written options outstanding, at value (premium received $90,518)	97,825
Payable for:
Investments purchased	2,109,671
Swap contracts collateral due to brokers	1,950,000
Shares of beneficial interest redeemed	652,824
Periodic interest on open swap contracts	286,900
Distribution fee	170,996
Investment advisory fee	120,168
Variation margin	87,186
Premium received on open swap contracts	57,361
Administration fee	18,733
Transfer agent fee	7,790
Payable to Bank	74,729
Accrued expenses and other payables	134,999

Total Liabilities	6,199,984

Net Assets	$273,720,572

Composition of Net Assets:
Paid-in-capital	$288,003,428
Net unrealized depreciation	(13,608,321)
Accumulated undistributed net investment income	594,708
Distributions in excess of net realized gain	(1,269,243)

Net Assets	$273,720,572

Class A Shares:
Net Assets	$98,566,900
Shares Outstanding (unlimited authorized, $.01 par value)	7,927,982
Net Asset Value Per Share	$12.43

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$13.12

Class B Shares:
Net Assets	$93,679,177
Shares Outstanding (unlimited authorized, $.01 par value)	7,527,817
Net Asset Value Per Share	$12.44

Class C Shares:
Net Assets	$81,014,154
Shares Outstanding (unlimited authorized, $.01 par value)	6,509,107
Net Asset Value Per Share	$12.45

Class I Shares: @@
Net Assets	$460,341
Shares Outstanding (unlimited authorized, $.01 par value)	37,054
Net Asset Value Per Share	$12.42

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Financial Statements continued

Statement of Operations
For the six months ended July 31, 2008 (unaudited)

Net Investment Income:
Income
Interest	$2,704,022
Dividends (net of $92,037 foreign withholding tax)	2,377,225
Dividends from affiliate	174,086

Total Income	5,255,333

Expenses
Investment advisory fee	795,995
Distribution fee (Class A shares)	133,572
Distribution fee (Class B shares)	543,185
Distribution fee (Class C shares)	450,961
Transfer agent fees and expenses	127,211
Administration fee	122,461
Shareholder reports and notices	40,953
Custodian fees	38,193
Professional fees	32,706
Registration fees	32,499
Trustees’ fees and expenses	3,142
Other	25,000

Total Expenses	2,345,878
Less: expense offset	(892)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(5,001)

Net Expenses	2,339,985

Net Investment Income	2,915,348

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	(199,295)
Futures contracts	166,669
Option contracts	(9,672)
Swap contracts	498,752
Foreign exchange transactions	(3,130)

Net Realized Gain	453,324

Change in Unrealized Appreciation/Depreciation on:
Investments	(25,409,291)
Futures contracts	(420,333)
Swap contracts	(1,211,610)
Option contracts	21,220
Translation of other assets and liabilities denominated in foreign currencies	153

Net Change in Unrealized Appreciation/Depreciation	(27,019,861)

Net Loss	(26,566,537)

Net Decrease	$(23,651,189)

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	JULY 31, 2008	JANUARY 31, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,915,348	$6,301,967
Net realized gain	453,324	35,724,681
Net change in unrealized appreciation/depreciation	(27,019,861)	(42,953,751)

Net Decrease	(23,651,189)	(927,103)

Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(1,415,728)	(2,865,762)
Class B shares	(1,014,642)	(2,419,414)
Class C shares	(847,402)	(1,753,500)
Class I shares @@	(6,937)	(39,533)
Net realized gain
Class A shares	(1,773,804)	(5,466,736)
Class B shares	(1,764,404)	(6,246,619)
Class C shares	(1,486,464)	(4,782,146)
Class I shares @@	(8,270)	(25,315)

Total Dividends and Distributions	(8,317,651)	(23,599,025)

Net decrease from transactions in shares of beneficial interest	(32,793,140)	(73,394,430)

Net Decrease	(64,761,980)	(97,920,558)
Net Assets:
Beginning of period	338,482,552	436,403,110

End of Period (Including accumulated undistributed net investment income of $594,708 and $964,069, respectively)	$273,720,572	$338,482,552

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Notes to Financial Statements - July 31, 2008 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Balanced Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is capital growth with reasonable current income. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sale on a particular day; (5) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers;

Morgan Stanley Balanced Fund
Notes to Financial Statements - July 31, 2008 (unaudited) continued

(8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the

Morgan Stanley Balanced Fund
Notes to Financial Statements - July 31, 2008 (unaudited) continued

applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund’s Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option. By writing a covered call option, the Fund, in exchange for the premium, forgoes the opportunity for capital appreciation above the exercise price, should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Morgan Stanley Balanced Fund
Notes to Financial Statements - July 31, 2008 (unaudited) continued

Transactions in written options for the six months ended July 31, 2008 were as follows:

NUMBER OF
	CONTRACT	PREMIUM
Options written, outstanding at beginning of the period	—	—
Options written	182	$90,518
Options closed	—	—
Options exercised	—	—
Options expired	—	—

Options written, outstanding at end of the period	182	$90,518

F. Credit Default Swaps — A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the credit default swap (“Buy Contract”), or provide credit protection on the referenced obligation of the credit default swap (“Sale Contract”). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy or a failure to pay outstanding obligations while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer an agreed upon amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the notional amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statement of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund’s books. The Fund may pay or receive cash to collateralize credit default swap contracts. This cash collateral is recorded as assets/liabilities on the Fund’s books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

G. Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations. The Fund may pay or receive cash to collateralize interest rate swap contracts. This cash collateral is recorded as assets/liabilities on the Fund’s books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

Morgan Stanley Balanced Fund
Notes to Financial Statements - July 31, 2008 (unaudited) continued

H. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes on July 30, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended July 31, 2008, remains subject to examination by taxing authorities.

I. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

J. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% to the portion of the daily net assets not exceeding $500 million and 0.495% to the portion of the daily net assets in excess of $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley Balanced Fund
Notes to Financial Statements - July 31, 2008 (unaudited) continued

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $21,279,432 at July 31, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended July 31, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $51, $99,761 and $2,343, respectively and received $11.808 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class

Morgan Stanley Balanced Fund
Notes to Financial Statements - July 31, 2008 (unaudited) continued

with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. For the six months ended July 31, 2008, advisory fees paid were reduced by $5,001 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $174,086 for the six months ended July 31, 2008. During the six months ended July 31, 2008, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class aggregated $48,298,882 and $53,352,890, respectively.

The cost of purchases and proceeds from sales/prepayments/maturities of portfolio securities, excluding short-term investments, for the six months ended July 31, 2008 aggregated $63,967,112 and $102,997,739, respectively. Included in the aforementioned are purchases and sales/prepayments/maturities of U.S. Government securities in the amount of $12,009,309 and $21,758,628, respectively. The Fund had purchases and a sale of $2,139 and $92,500, respectively, with other Morgan Stanley funds, including a realized gain of $7,515.

For the six months ended July 31, 2008, the Fund incurred brokerage commissions of $1,165 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may purchase and sell interest rate, swap and Eurodollar futures (“futures contracts”) to facilitate trading; increase or decrease Fund’s market exposure, seek higher investment returns, or to protect against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased.

Morgan Stanley Balanced Fund
Notes to Financial Statements - July 31, 2008 (unaudited) continued

For hedging and investment purposes, the Fund may also engage in transactions in listed and over-the-counter options.

These futures and option contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk also may arise from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into credit default swaps for hedging purposes, to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if the Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

The Fund may invest in mortgage securities. These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities are not backed by sub-prime borrowers.

6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley Balanced Fund
Notes to Financial Statements - July 31, 2008 (unaudited) continued

7. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	JULY 31, 2008		JANUARY 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Sold	410,059	$5,379,102	403,287	$6,100,480
Conversion from Class B	157,331	2,124,335	1,058,842	15,913,904
Reinvestment of dividends & distributions	244,130	3,107,066	475,537	6,895,607
Redeemed	(1,193,946)	(15,771,535)	(2,031,934)	(30,548,427)

Net decrease — Class A	(382,426)	(5,161,032)	(94,268)	(1,638,436)

Class B Shares
Sold	199,349	2,665,362	423,406	6,375,359
Conversion to Class A	(157,204)	(2,124,335)	(1,058,215)	(15,913,904)
Reinvestment of dividends	211,358	2,688,017	485,643	7,033,796
Redeemed	(1,682,758)	(22,207,483)	(3,348,307)	(50,349,624)

Net decrease — Class B	(1,429,255)	(18,978,439)	(3,497,473)	(52,857,373)

Class C Shares
Sold	66,299	889,248	247,524	3,751,403
Reinvestment of dividends	180,715	2,297,654	394,785	5,713,176
Redeemed	(899,257)	(11,871,508)	(1,769,134)	(26,647,806)

Net decrease — Class C	(652,243)	(8,684,606)	(1,126,825)	(17,183,227)

Class I Shares@@
Sold	6,758	92,036	11,888	182,713
Reinvestment of dividends	1,161	14,758	2,915	43,209
Redeemed	(5,696)	(75,857)	(126,497)	(1,941,316)

Net increase (decrease) — Class I	2,223	30,937	(111,694)	(1,715,394)

Net decrease in Fund	(2,461,701)	$(32,793,140)	(4,830,260)	$(73,394,430)

@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or

Morgan Stanley Balanced Fund
Notes to Financial Statements - July 31, 2008 (unaudited) continued

permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of January 31, 2008, the Fund had temporary book/tax differences primarily attributable to mark-to-market of open futures and options contracts, capital loss deferrals on straddles and wash sales and book amortization of premiums on debt securities.

9. Fair Valuation Measurements
The Fund Adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Morgan Stanley Balanced Fund
Notes to Financial Statements - July 31, 2008 (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s investments carried at value:

		FAIR VALUE MEASUREMENTS AT JULY 31, 2008 USING
		QUOTED PRICE IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investment in securities	$273,456,292	$181,391,819	$92,064,473	—
Other Financial Instruments*	1,882,874	128,260	1,754,614	—

Total	$275,339,166	$181,520,079	$93,819,087	—

* Other financial instruments include futures, forwards, options and swap contracts.

10. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

Morgan Stanley Balanced Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED JANUARY 31,
	JULY 31, 2008			2008	2007	2006	2005	2004
	(unaudited)

Class A Shares
Selected Per Share Data:

Net asset value, beginning of period	$13.83			$14.89	$14.57	$13.76	$12.98	$10.73

Income (loss) from investment operations:
Net investment income(1)	0.18			0.32	0.30	0.24	0.21	0.18
Net realized and unrealized gain (loss)	(1.17)			(0.35)	1.20	1.21	0.79	2.30

Total income (loss) from investment operations	(0.99)			(0.03)	1.50	1.45	1.00	2.48

Less dividends and distributions from:
Net investment income	(0.18)			(0.35)	(0.29)	(0.27)	(0.22)	(0.23)
Net realized gain .	(0.23)			(0.68)	(0.89)	(0.37)	—	—

Total dividends and distributions	(0.41)			(1.03)	(1.18)	(0.64)	(0.22)	(0.23)

Net asset value, end of period	$12.43			$13.83	$14.89	$14.57	$13.76	$12.98

Total Return(2)	(7.27)		%(5)	(0.42)%	10.54%	10.99%	7.80%	23.37%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.04%(4	)(6)		1.04%(4)	1.14%	1.13%	1.13%	1.12%

Net investment income	2.39%(4	)(6)		2.10%(4)	2.06%	1.70%	1.61%	1.58%

Supplemental Data:
Net assets, end of period, in thousands	$98,567			$114,929	$125,180	$33,217	$7,017	$6,663

Portfolio turnover rate	22%(5)			64%	56%	52%	64%	117%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio–Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED JANUARY 31,
	JULY 31, 2008			2008	2007	2006	2005	2004
	(unaudited)

Class B Shares
Selected Per Share Data:

Net asset value, beginning of period	$13.84			$14.90	$14.56	$13.75	$12.97	$10.73

Income (loss) from investment operations:
Net investment income(1)	0.11			0.20	0.19	0.14	0.11	0.10
Net realized and unrealized gain (loss).	(1.16)			(0.35)	1.22	1.20	0.79	2.28

Total income (loss) from investment operations	(1.05)			(0.15)	1.41	1.34	0.90	2.38

Less dividends and distributions from:
Net investment income	(0.12)			(0.23)	(0.18)	(0.16)	(0.12)	(0.14)
Net realized gain .	(0.23)			(0.68)	(0.89)	(0.37)	—	—

Total dividends and distributions	(0.35)			(0.91)	(1.07)	(0.53)	(0.12)	(0.14)

Net asset value, end of period	$12.44			$13.84	$14.90	$14.56	$13.75	$12.97

Total Return(2)	(7.64)		%(5)	(1.20)%	9.80%	10.12%	6.99%	22.37%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.79%(4	)(6)		1.79%(4)	1.89%	1.89%	1.89%	1.88%

Net investment income	1.64%(4	)(6)		1.35%(4)	1.31%	0.94%	0.85%	0.82%

Supplemental Data:
Net assets, end of period, in thousands	$93,679			$123,951	$185,534	$84,568	$110,875	$114,960

Portfolio turnover rate	22%(5)			64%	56%	52%	64%	117%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio–Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED JANUARY 31,
	JULY 31, 2008			2008	2007	2006	2005	2004
	(unaudited)

Class C Shares
Selected Per Share Data:

Net asset value, beginning of period	$13.84			$14.90	$14.57	$13.76	$12.98	$10.73

Income (loss) from investment operations:
Net investment income(1)	0.11			0.20	0.19	0.14	0.11	0.10
Net realized and unrealized gain (loss).	(1.14)			(0.34)	1.21	1.20	0.79	2.29

Total income (loss) from investment operations	(1.03)			(0.14)	1.40	1.34	0.90	2.39

Less dividends and distributions from:
Net investment income	(0.13)			(0.24)	(0.18)	(0.16)	(0.12)	(0.14)
Net realized gain. .	(0.23)			(0.68)	(0.89)	(0.37)	—	—

Total dividends and distributions	(0.36)			(0.92)	(1.07)	(0.53)	(0.12)	(0.14)

Net asset value, end of period	$12.45			$13.84	$14.90	$14.57	$13.76	$12.98

Total Return(2)	(7.56)		%(5)	(1.19)%	9.75%	10.15%	6.98%	22.43%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.79%(4	)(6)		1.79%(4)	1.89%	1.89%	1.87%	1.88%

Net investment income	1.64%(4	)(6)		1.35%(4)	1.31%	0.94%	0.87%	0.82%

Supplemental Data:
Net assets, end of period, in thousands	$81,014			$99,121	$123,508	$81,339	$81,606	$84,840

Portfolio turnover rate	22%(5)			64%	56%	52%	64%	117%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio–Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Balanced Fund
Financial Highlights continued

	FOR THE SIX			FOR THE YEAR
	MONTHS ENDED			ENDED JANUARY 31,
	JULY 31, 2008			2008	2007	2006	2005	2004
	(unaudited)

Class I Shares@@
Selected Per Share Data:

Net asset value, beginning of period	$13.82			$14.89	$14.56	$13.76	$12.97	$10.73

Income (loss) from investment operations:
Net investment income(1)	0.17			0.36	0.34	0.28	0.24	0.22
Net realized and unrealized gain (loss).	(1.15)			(0.36)	1.21	1.19	0.80	2.28

Total income (loss) from investment operations	(0.98)			0.00	1.55	1.47	1.04	2.50

Less dividends and distributions from:
Net investment income	(0.19)			(0.39)	(0.33)	(0.30)	(0.25)	(0.26)
Net realized gain .	(0.23)			(0.68)	(0.89)	(0.37)	—	—

Total dividends and distributions	(0.42)			(1.07)	(1.22)	(0.67)	(0.25)	(0.26)

Net asset value, end of period	$12.42			$13.82	$14.89	$14.56	$13.76	$12.97

Total Return(2)	(7.15)		%(5)	(0.23)%	10.89%	11.17%	8.14%	23.56%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.79%(4	)(6)		0.79%(4)	0.89%	0.89%	0.89%	0.88%

Net investment income	2.64%(4	)(6)		2.35%(4)	2.31%	1.94%	1.85%	1.82%

Supplemental Data:
Net assets, end of period, in thousands.	$460			$481	$2,181	$909	$1,083	$1,151

Portfolio turnover rate	22%(5)			64%	56%	52%	64%	117%

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio–Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Balanced Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time your return to one of

Morgan Stanley Balanced Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c) 2008 Morgan Stanley

INVESTMENT MANAGEMENT Morgan Stanley Balanced Fund

BGRSAN
IU08-04809P-Y07/08

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics – Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of
EX-99.CERT.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Balanced Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2008

3